Health Care Cost trend Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non Medicare Eligible
Assumed health care cost trend rates
Health care cost trend rate assumed for next year	8.50%	9.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022
Medicare Eligible
Assumed health care cost trend rates
Health care cost trend rate assumed for next year	7.50%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022